Background And Basis Of Presentation	9 Months Ended
Sep. 30, 2011
Background And Basis Of Presentation [Abstract]
Background And Basis Of Presentation

1. BACKGROUND AND BASIS OF PRESENTATION

Background

On March 29, 2011, Huntington Ingalls Industries, Inc. (HII or the company) entered into a Separation and Distribution Agreement (the Separation Agreement) with its former parent company, Northrop Grumman Corporation (Northrop Grumman), and Northrop Grumman's subsidiaries (Northrop Grumman Shipbuilding, Inc. and Northrop Grumman Systems Corporation), pursuant to which HII was legally and structurally separated from Northrop Grumman.

Pursuant to the terms of the Separation Agreement, (i) Northrop Grumman completed a corporate reorganization to create a new holding company structure, (ii) HII and Northrop Grumman effected certain transfers of assets and assumed certain liabilities so that each of HII and Northrop Grumman retained both the assets of and liabilities associated with their respective businesses, (iii) subject to certain exceptions, all agreements, arrangements, commitments and undertakings, including all intercompany accounts payable or accounts receivable, including intercompany indebtedness and intercompany work orders between HII and Northrop Grumman, were terminated or otherwise satisfied, effective no later than March 31, 2011 (the Distribution Date), (iv) HII and Northrop Grumman agreed to share certain gains and liabilities and (v) on the Distribution Date, Northrop Grumman distributed, on a pro rata basis, all of the issued and outstanding shares of common stock of HII to Northrop Grumman's stockholders via a pro rata dividend (the spin-off). One share of HII common stock was distributed for every six shares of Northrop Grumman common stock held by a holder of Northrop Grumman common stock as of the record date for the distribution, March 30, 2011. The shares of common stock of HII began regular way trading on the New York Stock Exchange on March 31, 2011, under the ticker symbol "HII."

Following the spin-off, HII and Northrop Grumman began operating independently of each other, and neither has any ownership interest in the other. In order to govern certain ongoing relationships between HII and Northrop Grumman following the spin-off and to provide mechanisms for an orderly transition, HII and Northrop Grumman entered into agreements pursuant to which certain services will be provided and certain rights and obligations have been addressed following the spin-off. The material agreements entered into with Northrop Grumman in connection with the spin-off include the following: the Separation Agreement; Employee Matters Agreement; Insurance Matters Agreement; Intellectual Property License Agreement; Tax Matters Agreement; Transition Services Agreement; and Ingalls Guaranty Performance, Indemnity and Termination Agreement. For a discussion of each agreement, see "Certain Relationships and Related Party Transactions—Agreements with Northrop Grumman Related to the Spin-Off" in this prospectus.

In connection with the spin-off, HII entered into new borrowing arrangements designed to provide the company with adequate liquidity and to fund a $1,429 million contribution to Northrop Grumman. Specifically, HII issued $1,200 million in senior notes and entered into a credit facility with third-party lenders that includes a $650 million revolver and a $575 million term loan (see Note 7).

The spin-off from Northrop Grumman was a transaction under common control; therefore no change in the historical basis of HII's assets or liabilities was recorded as part of the spin-off.

Basis of Presentation

Principles of Consolidation—The unaudited condensed consolidated financial statements of HII and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States (GAAP) and the instructions to Form 10-Q of the Securities and Exchange Commission (SEC). All intercompany transactions and balances are eliminated in consolidation.

These statements include all adjustments of a normal recurring nature, in addition to the goodwill impairment charge discussed in Note 6, considered necessary by management for a fair presentation of the unaudited condensed consolidated financial position, results of operations, and cash flows. These financial statements should be read in conjunction with the company's audited consolidated financial statements included in prospectus.

The quarterly information is labeled using a calendar convention; that is, first quarter is consistently labeled as ending on March 31, second quarter as ending on June 30, and third quarter as ending on September 30. It is management's long-standing practice to establish interim closing dates using a "fiscal" calendar, which requires the businesses to close their books on a Friday near these quarter-end dates in order to normalize the potentially disruptive effects of quarterly closings on business processes. The effects of this practice only exist for interim periods within a reporting year.

Transactions with Former Parent—Through the date of the spin-off, the unaudited condensed consolidated statements of operations include expense allocations for certain corporate functions historically provided to HII by Northrop Grumman, including, but not limited to, human resources, employee benefits administration, treasury, risk management, audit, finance, tax, legal, information technology support, procurement, and other shared services. These allocations are reflected in the unaudited condensed consolidated statements of operations within the expense categories to which they relate. The allocations were made on a direct usage basis when identifiable, with the remainder allocated on various bases that are further discussed in Note 17. Based on management's estimates of its stand-alone costs for similar corporate functions and services, HII believes that its prior cost allocations from Northrop Grumman are substantially consistent with what such costs would be on a stand-alone basis. However, the estimates are based on management's judgment regarding its stand-alone company costs and not the actual costs incurred.

Transactions between HII and Northrop Grumman through the date of the spin-off are reflected as effectively settled for cash at the time of the transaction and are included in financing activities in the unaudited condensed consolidated statements of cash flows. The net effect of these transactions is reflected in the Former Parent's Equity in Unit section in the unaudited condensed consolidated statements of financial position.

The HII unaudited condensed consolidated financial statements may not be indicative of HII's future performance and for periods prior to the spin-off, do not necessarily reflect what the results of operations, financial position, or cash flows would have been had HII operated as a stand-alone company.

Accounting Estimates—The preparation of the unaudited condensed consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates have been prepared on the basis of the most current and best available information and actual results could differ materially from those estimates.

General and Administrative Expenses—In accordance with industry practice and the regulations that govern the cost accounting requirements for government contracts, most general corporate expenses incurred at both the segment and corporate locations are considered allowable and allocable costs on government contracts. These costs are allocated to contracts in progress on a systematic basis and contract performance factors include this cost component as an element of cost.

General and administrative expenses also include certain other costs that are not allocable to government contracts, primarily consisting of the net pension and post-retirement benefits adjustment and the provision for deferred state income taxes. The net pension and post-retirement benefits adjustment reflects the difference between pension and post-retirement benefits expenses determined in accordance with GAAP and pension and post-retirement benefit expenses allocated to individual contracts determined in accordance with U.S. Cost Accounting Standards (CAS). Deferred state income taxes reflect the change in deferred state tax assets and liabilities in the period.

Equity—Former Parent's Equity in Unit in the unaudited condensed consolidated statement of financial position represents Northrop Grumman's historical investment in its shipbuilding operations, the net effect of cost allocations from and transactions with Northrop Grumman, net cash activity, and HII's accumulated earnings prior to the spin-off.

On March 31, 2011, Northrop Grumman completed the distribution to its stockholders of one share of HII common stock for every six shares of Northrop Grumman common stock held by holders of Northrop Grumman common stock. After separation, HII had 48,765,841 shares of common stock outstanding. The remaining Former Parent's Equity in Unit balance, after the separation adjustments were recorded, was transferred to "Additional Paid-In Capital." "Retained Earnings" reflected in the unaudited condensed consolidated statements of financial position represents net earnings after separation, as all prior earnings were transferred to Additional Paid-In Capital.

Cash and Cash Equivalents—For cash and cash equivalents, the carrying amounts approximate fair value due to the short-term nature of these items.

Accumulated Other Comprehensive Loss—The accumulated other comprehensive loss as of September 30, 2011, and December 31, 2010, was comprised of unamortized benefit plan costs of $483 million (net of tax benefits of $324 million) and $515 million (net of tax benefits of $343 million), respectively.

Fair Value of Financial Instruments—Except for long-term debt, the carrying amounts of the company's other financial instruments are measured at fair value or approximate fair value due to the short-term nature of these other items.